ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCRUED LIABILITIES
Schedule of accrued liabilities

Accrued gaming and related taxes are comprised of the following (in thousands):

	September 30,	December 31,
	2020	2019
Gaming related, excluding taxes	9,854	9,556
Taxes, other than payroll and income taxes	6,220	4,141
	$16,074	$13,697

Accrued liabilities are comprised of the following (in thousands):

	December 31, 2019	December 31, 2018
Gaming related, excluding taxes	9,556	2,961
Taxes, other than payroll and income taxes	4,141	2,255
	$13,697	$5,216